Supplemental Disclosures of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental disclosures of cash flow information:
Cash payments for income taxes, net	$ 91	$ 88	$ 61
Cash payments for interest	126	123	117
Supplemental disclosures of non-cash flow investing and financing activities:
Write-off of unamortized debt issuance costs	0	0	(2)
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap	0	0	7
Assets acquired under capital leases	0	3	7
Deferred payments on acquisitions of subsidiaries	7	10	2
Acquisitions:
Fair value of assets acquired	2,448	296	47
Less:
Liabilities assumed	2,014	107	30
Cash acquired	148	57	1
Net assets acquired, net of cash acquired	$ 286	$ 132	$ 16